Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
Sublease
In January 2025, the Company entered into a sublease on the Irvine lease for all of the leased square footage. The sublease rent payments will be approximately $450,000 over the term of the lease, which expires in November 2026.
Available for Issuance Increase
The Company’s 2024 Plan provides that on the first day of each fiscal year, the number of shares of our Class A common stock available for issuance thereunder is automatically increased by a number equal to the least of (i) 2,407,100 shares, (ii) 5% of the outstanding shares of all classes of common stock as of the last day of the immediately preceding fiscal year, or (iii) such other amount as the Company’s board of directors may determine. The Company’s ESPP provides that on the first day of each fiscal year, the number of shares of Class A common stock available for issuance thereunder is automatically increased by a number equal to the least of (i) 481,500 shares, (ii) 1% of the outstanding shares of all classes of common stock as of the last day of the immediately preceding fiscal year, or (iii) such other amount as the board of directors may determine. On January 1, 2025, the number of shares of Class A common stock available for issuance under the 2024 Plan and the ESPP increased by 667,355 and 133,471 shares, respectively, pursuant to these provisions.